Stockholder's equity - Additional Information (Detail) - USD ($)	Mar. 29, 2021	Sep. 30, 2021	Jun. 30, 2021
Common stock par or stated value per share			$ 0.01
Common Stock Shares Authorized			1,000
Vivid Seats Inc
Common stock par or stated value per share		$ 0.01
Common Stock Shares Authorized		1,000
Stock issued during period, shares	100
Stock issued during period, values	$ 10.00